Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense under operating lease	$ 3.5	$ 4.1	$ 6.0
Sublease income	$ 4.1	$ 4.1	$ 0.9